Other Provisions (Details) - Schedule of Movement - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Schedule of Movement [Line Items]
Balance	S/ 701,953	S/ 485,042		S/ 387,993
Additions	32,997	294,337		101,145
Present value	5,258	(1,454)		29,407
Reversal of provisions	(21,722)	(11,930)		(15,984)
Transfers		(5,649)	[1]	883
Reclassifications	(492,202)
Compensation				(8,541)
Desconsolidation of subsidiary				(1,657)
Payments	(9,291)	(41,000)		(27,964)
Translation adjustment / Exchange difference	(1,840)	(17,393)		19,760
Balance	215,153	701,953		485,042
Current portion	117,086	132,926		155,545
Non-current portion	98,067	569,027		329,497
Total	215,153	701,953		485,042
Legal [Member]
Schedule of Movement [Line Items]
Balance	580,216	364,385		326,868
Additions	14,784	278,446		59,109
Present value	919	1,042		19,627
Reversal of provisions	(8,229)	(1,802)		(13,027)
Transfers		(5,587)	[1]	466
Reclassifications	(488,007)			(3,335)
Compensation				(8,541)
Desconsolidation of subsidiary				(1,657)
Payments	(6,970)	(40,253)		(26,863)
Translation adjustment / Exchange difference	(1,184)	(16,015)		11,738
Balance	91,529	580,216		364,385
Current portion	76,871	87,948		117,520
Non-current portion	14,658	492,268		246,865
Total	91,529	580,216		364,385
Tax [Member]
Schedule of Movement [Line Items]
Balance	53,577	38,182		8,176
Additions	11,668	15,891		31,221
Present value
Reversal of provisions	(1,687)	(434)
Transfers		(62)	[1]	(299)
Reclassifications	(4,195)
Compensation
Desconsolidation of subsidiary
Payments				(916)
Translation adjustment / Exchange difference
Balance	59,363	53,577		38,182
Current portion	28,780	33,127		17,492
Non-current portion	30,583	20,450		20,690
Total	59,363	53,577		38,182
Provision for Closure [Member]
Schedule of Movement [Line Items]
Balance	68,160	82,475		52,949
Additions	6,545			10,815
Present value	4,339	(2,496)		9,780
Reversal of provisions	(11,806)	(9,694)		(2,957)
Transfers			[1]	716
Reclassifications				3,335
Compensation
Desconsolidation of subsidiary
Payments	(2,321)	(747)		(185)
Translation adjustment / Exchange difference	(656)	(1,378)		8,022
Balance	64,261	68,160		82,475
Current portion	11,435	11,851		20,533
Non-current portion	52,826	56,309		61,942
Total	S/ 64,261	S/ 68,160		S/ 82,475

[1]	In 2022, it mainly corresponds to reclassification to other accounts payable for payment obligations due to the subscription of the share purchase agreement between Cumbra Peru S.A. and Stracon S.A., amounting to S/ 4.9 million and the fine corresponding to the fractionation of the sanction imposed by SUNAFIL amounting to S/ 0.2 million.